Deferred Charges, net (Details)	6 Months Ended
Jun. 30, 2026 USD ($)
Deferred Charges, net [Abstract]
Balance at beginning of period	$ 1,835,981
Amortization	(203,795)
Balance at end of period	$ 1,632,186